Summary - Invesco Short Term Bond Fund, Class Institutional | Invesco Short Term Bond Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Effective March 1, 2012, the following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Investment Strategies of the Fund”:

“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. dollars.”

Effective March 1, 2012, the following information is added as a new fifth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund — Principal Investment Strategies of the Fund”:

“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”

Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Risks of Investing in the Fund”:

“High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.”